Expense Example - BlackRock U.S. Mortgage Portfolio	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 469
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,383
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,691
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 680